Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total assets	£ 1,061,778	[1]	£ 1,059,731	£ 876,700
Total liabilities	1,005,461	[1]	1,006,021
Balances with banks and other regulatory authorities	4,260		£ 3,119
Subsidiaries
Disclosure of subsidiaries [line items]
Total assets	439,000			417,000
Total liabilities	£ 414,000			£ 393,000

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.